Earnings Per Share - Summary of Effect of Share-Based Compensation Awards on Weighted Average Number of Shares Outstanding Used in Calculating Diluted Earnings Per Share (Details) - shares shares in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Weighted average common shares outstanding (in shares)	56.2	56.0	57.1
Assumed exercise/vesting of equity awards (in shares)	0.0	0.0	0.5
Weighted average diluted common shares outstanding (in shares)	56.2	56.0	57.6
Equity awards, excluded from computation of diluted earnings (in shares)	1.6	1.7	1.6